First
Financial
Fund, Inc.

SEMI
ANNUAL
REPORT
Sept. 30, 1997

Letter To Shareholders
October 14, 1997

Dear Fellow Shareholder:

We have long since run out of superlatives to describe the bull market in financial stocks. No matter. Like all genuine legends, it speaks for itself. In addition to the now well-known factors fueling the surge in financial stocks, namely, an ideal economy, benign interest rates and industry consolidation, the last six months witnessed a renaissance in investor interest in smaller cap stocks. The results are as follows:

                           TOTAL RETURN
               For The Periods Ended
September 30, 1997
                                      6 Mos.
12 Mos.

First Financial Fund's (at NAV)*      38.14%
59.81%
S&P 500 Index                         26.3%
40.4%
NASDAQ Composite**                    38.0%
37.4%
NASDAQ Banks**                        37.5%
64.8%
SNL Daily**                           39.7%
71.8%

*The Fund's total return represents the
change in net asset
value from the beginning of the period noted through September
30, 1997 and assumes the reinvestment of dividends and distributions.

Shares of the Fund are traded on the NYSE.
Past performance is
no guarantee of future results.

** Principal only.

On September 30, 1997, First Financial Fund's shares closed at a (NYSE) market price of $22.94 per share, which represented a premium of 8.8% to the net asset value per share of $21.08.

Outlook and Strategy

We are witnessing a fascinating phenomenon in the area of bank consolidations. As the stock prices of the larger, acquiring banks have risen, their ability to pay commensurate higher prices has increased as well. Combine this ability with acquiring banks' talent to cut more costs out of the acquired entities (50% cost savings are the norm now rather than 30%) and the scene is set for record acquisition prices. Hence, two recent deals, Barnett Banks in Florida and New York
Bancorp, a thrift, in which acquisition
prices were both
north of four times book value should come as no surprise.
Then why are our eyes still wide open and mouths agape?

Finding absolute value in bank and thrift stocks has gone from difficult to near impossible. It is not uncommon now for a thrift conversion to open at a mid to high single-digit deposit premium, i.e., close to the price at which it would be acquired. As a result, we have shifted some of the Fund's investment dollars to other areas in financial services such as consumer and commercial financials, mortgage REITs and asset workout companies. This latter type of company buys troubled loans from banks or other financial intermediaries.
Through the wise use of technology, properly trained and motivated employees and a resolution focus, asset workout firms are able to squeeze more out of a bad loan than a bank can. It hasn't hurt either that banks have largely disbanded their workout departments in their search for greater efficiencies.

Once again, we must warn prospective
investors that the
stock market as well as financial service stocks are expensive by almost every measure. We will diligently search for relative value and, because we are paid to be fully invested, will remain that way. We hope every investor in equities understands that the risks at current valuations are substantial.

Thank you for your confidence in us.

Sincerely,

Nicholas C. Adams
Portfolio Manager
Senior Vice President
Wellington Management Company, LLP

Directors
Eugene C. Dorsey
Douglas H. McCorkindale
Thomas T. Mooney

Investment Adviser
Wellington Management Company, LLP
75 State Street
Boston, MA 02109

Administrator
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian and Transfer Agent
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, D.C. 20036

Notice is hereby given in accordance with
Section 23(c)
of the Investment Company Act of 1940 that the Fund may purchase, from time to time, shares of its common stock at market prices.

The accompanying financial statements as of September 30,
1997, were not audited and, accordingly, no opinion is expressed on them.

The views expressed in this report and the information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is for stockholder information.
This is not
a prospectus intended for use in the purchase or sale of Fund shares.

First Financial Fund, Inc.
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

For information call toll-free (800) 451-6788

320228109

Portfolio of Investments as of September 30,
1997
(Unaudited)                       FIRST
FINANCIAL FUND, INC.
---------------------------------------------
---------------

Shares      Description
Value (Note 1)
---------------------------------------------
---------------
LONG-TERM INVESTMENTS--105.3%
COMMON STOCKS--98.2%
---------------------------------------------
---------------
Banks & Thrifts--49.8%
 242,700    Acadiana Bancshares, Inc.
$  5,400,075
 210,000    Ambanc Holding Co., Inc.
3,386,250
 117,900    Banknorth Group, Inc.
6,440,288
 125,000    Big Foot Financial Corp.*
2,171,875
 257,762    BostonFed Bancorp, Inc.
5,429,112
 211,000    Cameron Financial Corp.
4,009,000
 189,000    Catskill Financial Corp.
3,118,500
 117,800    CCF Holding Co.
1,958,425
 106,500    Community Financial Corp.
2,050,125
   3,000    Covest Bancshares, Inc.
72,750
  74,600    CSB Financial Group, Inc.*
913,850
 210,000    Dime Bancorp, Inc.
4,396,875
 324,345    Downey Financial Corp.
7,905,909
 202,900    Fidelity Federal Bancorp
1,826,100
 133,000    First Defiance Financial Corp.
2,078,125
  24,000    First Financial Corp.
366,000
 311,100    FirstFed America Bancorp, Inc.*
6,805,312
 126,000    FirstFed Bancorp, Inc.
2,236,500
 201,000    Flushing Financial Corp.
4,798,875
  77,000    Fort Bend Holding Corp.
2,983,750
 345,000    GA Financial, Inc.
6,425,625
      42    Golden State Bancorp, Inc.*
1,255
 105,000    GreenPoint Financial Corp.
6,654,375
  85,000    GS Financial Corp.
1,375,938
  57,900    Hallmark Capital Corp.*
1,476,450
  75,400    Hamilton Bancorp, Inc.*
2,073,500
  16,667    HFB Financial Corp.
235,417
  62,400    Highland Federal Bank, FSB*
1,934,400
  78,367    HUBCO, Inc.
2,468,561
   9,375    Independent Bankshares, Inc.
168,750
 294,000    ITLA Capital Corp.*
5,880,000
 246,000    Long Island Bancorp, Inc.
11,562,000
 154,000    Mechanics Savings Bank*
3,888,500
 169,300    Mid Continent Bancshares, Inc.
6,475,725
  50,000    Pamrapo Bancorp, Inc.
1,187,500
 350,000    Peopleclquos Bank
11,200,000
  65,000    Peoples Financial Corp.
1,186,250
 174,600    Perpetual Federal Savings Bank
2,880,900
  95,300    Prestige Bancorp, Inc.
$  1,733,269
 294,000    Provident Financial Holdings,
Inc.*       5,769,750
 357,900    RedFed Bancorp, Inc.*
6,218,513
  93,800    Redwood Financial, Inc.*
1,043,525
  85,000    Regent Bancshares Corp.*
977,495
 470,000    River Bank America*
2,702,500
  47,800    Rowan Bancorp, Inc.*
860,400
 125,600    SFS Bancorp, Inc.
2,794,600
  40,500    Southern Community Bancshares,
Inc.         658,125
  50,000    Southwest Bancorp*
1,475,000
  31,400    Sun Bancorp, Inc.*
643,700
  10,000    Telebanc Financial Corp.*
170,000
  16,500    Three Rivers Financial Corp.
273,281
  41,600    Tri-County Bancorp, Inc.
946,400
 117,411    Vermont Financial Services Corp.
6,340,194
 631,700    Westcorp, Inc.
14,450,137
   7,500    Westernbank of Puerto Rico
134,063
 168,000    Yonkers Financial Corp.
3,339,000

------------

185,952,794
---------------------------------------------
------------------
Other Financial Intermediaries--48.4%
 248,200    Central Financial Acceptance
Corp.*       2,606,100
 652,400    Doral Financial Corp.
15,983,800
 539,000    Dynex Capital, Inc.
7,748,125
 224,000    Emergent Group, Inc.*
4,088,000
 286,050    Financial Federal Corp.*
5,077,388
  73,000    Finova Group, Inc.
6,907,625
 528,800    First Merchants Acceptance Corp.*
0
 112,000    First Mortgage Corp.*
378,000
  47,300    First Sierra Financial, Inc.*
910,525
 252,000    FIRSTPLUS Financial Group, Inc.*
14,143,500
1,143,500   IMC Mortgage Co.*
17,581,312
 566,400    Imperial Credit Industries, Inc.*
15,009,600
 234,600    Imperial Credit Mortgage
Holdings,
              Inc.
6,480,825
 128,016    Inco Homes Corp.*
160,020
 196,000    Legg Mason, Inc.
10,339,000
 230,411    Life Financial Corp.*
4,147,398
1,012,700   Long Beach Financial Corp.*
13,608,156

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     3

Portfolio of Investments as of September 30,
1997
(Unaudited)                       FIRST
FINANCIAL FUND, INC.
---------------------------------------------
---------------

Shares      Description
Value (Note 1)
---------------------------------------------
---------------
Other Financial Intermediaries (contclquod.)
 209,600    Ocwen Asset Investment Corp.
$  4,794,600
 216,500    Ocwen Financial Corp.*
9,120,062
  99,000    PMC Commerical Trust, Inc.
1,942,875
 330,000    Prime Capital Corp., Inc.*
1,897,500
   1,539    Redwood Trust, Inc.
46,170
 287,000    Resource Bancshares Mortgage
Group,
              Inc.
3,731,000
 372,200    Southern Pacific Funding Corp.*
5,234,063
 545,300    Sundance Homes, Inc.*
852,031
 904,400    Ugly Duckling Corp.*
13,792,100
 378,000    WFS Financial Inc.*
8,221,500
 251,500    Wilshire Financial Services
Group,
              Inc.*
6,224,625

------------

181,025,900

------------
            Total common stocks
              (cost $238,527,927)
366,978,694

------------
---------------------------------------------
------------------
Preferred Stocks--0.7%
 100,000    Community Bank, Inc.,
              13.00%, Ser. B (cost
$2,400,000)        2,750,000

------------
---------------------------------------------
------------------
Corporate Bonds--1.6%
Principal Amount
(000)
  $1,450    Resource America, Inc
              12.00%, 8/1/04
1,518,875
   4,600    Wilshire Financial Services
Group,
              Inc.
              13.00%, 8/15/04
4,577,000

------------
            Total corporate bonds
              (cost $6,050,000)
6,095,875

------------
---------------------------------------------
------------------
Convertible Bonds--2.8%
   3,000    RAC Financial Group, Inc.,
              7.25%, 8/15/03
              (cost $3,415,094)
10,470,000

------------
---------------------------------------------
------------------
Warrants*--0.1%
Warrants
  50,000    Community Bank, Inc.,
              expiring June clquo99
187,500
       3    Golden State Bancorp, Inc.,
              expiring March clquo99
0
 300,000    UnionFed Financial Corp.,D
              expiring December clquo98
              (cost $0, purchased 3/24/97)
$          0

------------
            Total warrants (cost $100,000)
187,500

------------
---------------------------------------------
------------------
Units*--1.9%
Units
 466,700    Novastar Financial, Inc.D/DD
              (1 conv. preferred and 1
warrant)
              (cost $7,000,500; purchased
              12/9/96)
7,000,500

------------
            Total long-term investments
              (cost $257,493,521)
393,482,569

------------
SHORT-TERM INVESTMENTS--2.6%
---------------------------------------------
------------------
Repurchase Agreement--2.6%
Principal Amount
(000)
  $9,543    Swiss Bank Corp.,
              6.05%, dated 9/30/97, due
10/1/97
              in the amount of $9,544,604
(cost
              $9,543,000; value of collateral
              including accrued
              interest-$9,980,063)
9,543,000

------------
---------------------------------------------
------------------
Certificates Of Deposit
            First Federal Savings Bank,
       3    5.00%, 10/14/97
2,980
            Naugatuck Valley Savings & Loan
              Assoc.,
       1    4.10%, 10/25/97
1,164

------------

4,144

------------
            Total short-term investments
              (cost $9,547,144)
9,547,144

------------
---------------------------------------------
------------------
Total Investments--107.9%
            (cost $267,040,665; Note 3)
403,029,713
            Liabilities in excess of other
              assets--(7.9%)
(29,358,523)

------------
            Net Assets--100%
$373,671,190

------------

------------

---------------
 * Non-income-producing security.
 D Indicates a restricted security; the
aggregate cost of such securities is
   $7,000,500. The aggregate value
($7,000,500) is approximately 1.9% of net
   assets.
DD Fair Valued security.
---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     4

Statement of Assets and Liabilities
(Unaudited)
FIRST FINANCIAL FUND, INC.
---------------------------------------------
-----------------------------------

Assets
September 30, 1997
Investments, at value (cost
$267,040,665)................................
 ...............................
$403,029,713
Cash.........................................
 .............................................
 ..............            1,002,583
Receivable for investments
sold.........................................
 ................................
1,648,258
Dividends and interest
receivable...................................
 ....................................
685,164
Deferred expenses and other
assets.......................................
 ...............................
111,204

------------
   Total
assets.......................................
 .............................................
 .....          406,476,922

------------
Liabilities
Loan payable (Note
4)...........................................
 ........................................
32,000,000
Advisory fee
payable......................................
 .............................................
 .              532,053
Administration fee
payable......................................
 ........................................
123,943
Loan interest payable (Note
4)...........................................
 ...............................
73,904
Accrued
expenses.....................................
 .............................................
 ......               51,436
Deferred directorclquos
fees.........................................
 ...................................
24,396

------------
   Total
liabilities..................................
 .............................................
 .....           32,805,732

------------
Net
Assets.......................................
 .............................................
 ..........         $373,671,190

------------

------------
Net assets were comprised of:
   Common stock, at par; 19,629,461 shares
issued.......................................
 ................         $     19,629
   Paid-in capital in excess of
par..........................................
 ...........................
210,011,537
   Cost of 1,901,100 shares held in
treasury.....................................
 .......................          (22,799,722)

------------

187,231,444
   Undistributed net investment
income.......................................
 ...........................
1,788,926
   Accumulated net realized
gains........................................
 ...............................
48,661,772
   Net unrealized appreciation of
investments..................................
 .........................
135,989,048

------------
   Net assets, September 30,
1997.........................................
 ..............................
$373,671,190

------------

------------
Net asset value per share ($373,671,190
/17,728,361 shares of common stock
outstanding).................
$21.08

------------

------------

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     5

FIRST FINANCIAL FUND, INC.
Statement of Operations (Unaudited)
---------------------------------------------
---------------

Six Months

Ended
Net Investment Income
September 30, 1997
Income
   Dividends (net of foreign withholding
      taxes of $17,148)..................
$  2,597,747
   Interest..............................
479,826

------------
      Total income.......................
3,077,573

------------
Expenses
   Investment advisory fee...............
974,442
   Administration fee....................
226,366
   Custodianclquos fees and expenses.....
48,000
   Reports to shareholders...............
33,000
   Insurance expense.....................
30,000
   Legal fees and expenses...............
28,000
   Transfer agentclquos fees and
      expenses...........................
18,000
   Listing fees..........................
18,000
   Audit fee and expenses................
11,000
   Directors fees........................
7,100
   Miscellaneous.........................
6,243

------------
      Total operating expenses...........
1,400,151
   Loan interest (Note 4)................
646,488

------------
      Total expenses.....................
2,046,639

------------
Net investment income....................
1,030,934

------------
Realized and Unrealized
Gain on Investments
Net realized gain on investment
   transactions..........................
18,290,332
Net change in unrealized appreciation of
   investments...........................
83,854,332

------------
Net gain on investments..................
102,144,664

------------
Net Increase in Net Assets
Resulting from Operations................
$103,175,598

------------

------------

FIRST FINANCIAL FUND, INC.
Statement of Cash Flows (Unaudited)
---------------------------------------------
---------------

Six Months

Ended
Increase (Decrease) in Cash
September 30, 1997
Cash flows used for operating activities
   Dividends and interest received........
$    2,922,657
   Operating expenses paid................
(1,264,422)
   Loan interest paid.....................
(839,740)
   Purchases of short-term portfolio
      investments, net....................
32,616,153
   Purchases of long-term portfolio
      investments.........................
(103,437,472)
   Proceeds from disposition of long-term
      portfolio investments...............
57,375,492
   Deferred expenses and other assets.....
29,665

--------------
   Net cash used for operating
      activities..........................
(12,597,667)

--------------
Cash provided from financing activities
   Net increase in notes payable..........
13,600,000

--------------
   Net increase in cash...................
1,002,333
   Cash at beginning of period............
250

--------------
   Cash at end of period..................
$    1,002,583

--------------

--------------
Reconciliation of Net Increase in Net
Assets to Net Cash Used for Operating
Activities
Net increase in net assets resulting from
   operations.............................
$  103,175,598

--------------
Increase in investments...................
(15,625,336)
Net realized gain on investment
   transactions...........................
(18,290,332)
Net increase in unrealized appreciation of
   investments............................
(83,854,332)
Decrease in receivable for investments
   sold...................................
3,218,435
Increase in dividends and interest
   receivable.............................
(154,916)
Decrease in deferred expenses and other
   assets.................................
29,665
Decrease in payable for investments
   purchased..............................
(1,038,926)
Decrease in accrued expenses and other
   liabilities............................
(57,523)

--------------
      Total adjustments...................
(115,773,265)

--------------
Net cash used for operating activities....
$  (12,597,667)

--------------

--------------

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     6

FIRST FINANCIAL FUND, INC.
Statement of Changes in Net Assets
(Unaudited)
---------------------------------------------
---------------

                                   Six Months
                                     Ended
                                   September
Year Ended
Increase (Decrease)                   30,
March 31,
in Net Assets                         1997
1997
                                  -----------
-      ------------
Operations
   Net investment income.......   $
1,030,934      $  3,424,853
   Net realized gain on
      investment
      transactions.............
18,290,332        62,347,973
   Net change in unrealized
      appreciation of
      investments..............
83,854,332        12,733,565
                                  -----------
-      ------------
   Net increase in net assets
      resulting from
      operations...............
103,175,598        78,506,391
                                  -----------
-      ------------
Dividends and distributions (Note 1)
   Dividends from net
      investment income........             -
-        (3,196,846)
   Distributions from net
      realized gains on
      investments..............             -
-       (51,149,539)
   Value of Fund shares issued
      to
      shareholders in
      reinvestment
      of dividends and
      distributions............             -
-        37,704,525
   Cost of Fund shares
      reacquired...............             -
-        (5,498,887)
                                  -----------
-      ------------
Total increase.................
103,175,598        56,365,644
Net Assets
Beginning of period............
270,495,592       214,129,948
                                  -----------
-      ------------
End of period..................
$373,671,190      $270,495,592
                                  -----------
-      ------------
                                  -----------
-      ------------

FIRST FINANCIAL FUND, INC.
Notes to Financial Statements (Unaudited)
---------------------------------------------
---------------

First Financial Fund, Inc. (the
openqopenqFundclquoclquo) was incorporated in
Maryland on March 3, 1986, as a closed-end,
diversified investment company. The
Fund had no operations until April 24, 1986,
when it sold 10,000 shares of
common stock for $100,000 to Wellington
Management Company, LLP (the
openqopenqInvestment Adviserclquoclquo).
Investment operations commenced on May
1, 1986. The Fundclquos primary investment
objective is to achieve long-term
capital appreciation with the secondary
objective of current income by investing
in securities issued by savings and banking
institutions and their holding
companies. The ability of issuers of debt
securities held by the Fund to meet
their obligations may be affected by economic
developments in a specific
industry or region.
---------------------------------------------
---------------
Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the
Fund in the preparation of its financial statements.

Securities Valuation: Each security traded on a national securities exchange will be valued on the basis of the last sales price on the valuation date on the principal exchange on which the security is traded. Securities traded in the over-the-counter market and on one or more exchanges will generally be valued using the quotations the Board of Directors or its delegate believe reflect most closely the value of such securities.
Securities for which no trades have taken place that day and unlisted securities for which market quotations are readily available are valued at the latest bid price.
Securities for which market
quotations are not readily available will be valued at fair value as determined in good faith according to pricing procedures developed by the Investment
Adviser and approved by the Board of
Directors.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

In connection with repurchase agreement
transactions with financial
institutions, it is the Fundclquos policy that its custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. If the seller defaults, and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

The Fund may invest up to 20% of its total
assets in securities which are not
readily marketable, including those which are
restricted as to disposition under
securities law (openqopenqrestricted
securitiesclquoclquo). With regards to the
restricted securities held by the Fund at
September 30, 1997, the Fund
---------------------------------------------
-----------------------------------

Notes to Financial Statements (Unaudited)
FIRST FINANCIAL FUND, INC.
---------------------------------------------
-----------------------------------
may not demand registration by the issuers.
Restricted securities are valued
pursuant to the valuation procedures noted above.

Cash Flow Information: The Fund invests in securities and pays dividends from net investment income and distributions from net realized gains which are paid in cash or are reinvested at the discretion of shareholders. These activities are reported in the Statement of Changes in Net Assets and additional information on cash receipts and cash payments is presented in the Statement of Cash Flows. Accounting practices that do not affect reporting activities on a cash basis include carrying investments at value and amortizing discounts on debt obligations. Cash, as used in the Statement of Cash Flows, is the amount reported as openqopenqCashclquoclquo in the
Statement of Assets and Liabilities.

Options: The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or currencies which the Fund currently owns or intends to purchase.
When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an investment. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The investment or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain (loss) on investment transactions.

The Fund, as writer of an option, has no control over whether the underlying securities or currencies may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Securities Transactions and Net Investment
Income: Securities transactions are
recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis.
Dividend income is recorded on the
ex-dividend date; interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Federal Income Taxes: It is the Fundclquos intention to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders.
Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are provided in accordance with the
Fundclquos understanding of the applicable countryclquos tax rules and rates.

Dividends and Distributions: The Fund expects to declare and pay, at least annually, dividends from net investment income and any net capital gains.
Dividends and distributions are recorded on the ex-dividend date.

Income distributions and capital gain
distributions are determined in accordance
with income tax regulations which may differ
from generally accepted accounting
principles. These differences are primarily
due to differing treatments for wash
sales.
---------------------------------------------
---------------
Note 2. Agreements

The Fund has agreements with the Investment
Adviser and with Prudential
Investments Fund Management LLC (the
openqopenqAdministratorclquoclquo). The
Investment Adviser makes investment decisions on behalf of the Fund; the Administrator provides occupancy and certain clerical and accounting services to the Fund. The Fund bears all other costs and expenses.

The investment advisory agreement provides
for the Investment Adviser to receive
a fee, computed monthly and payable
quarterly, at the following annual rates:
 .75% of the Fundclquos average month-end net
assets up to and including $50
million, and .625% of such assets in excess
of $50 million. The administration
agreement provides for the Administrator to
receive a fee, computed monthly and
payable quarterly, at the annual rate of .15%
of the Fundclquos average
month-end net assets.
---------------------------------------------
---------------
Note 3. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended September 30, 1997 were $102,398,546 and $54,157,057, respectively.

The cost basis of the Fundclquos investments,
including short-term investments,
at September 30, 1997 was $268,570,289; and,
accordingly, net unrealized
appreciation for federal income tax purposes
was $134,459,424 (gross unrealized
appreciation--$152,525,172; gross unrealized
depreciation--$18,065,748).
---------------------------------------------
-----------------------------------
                                       8

Notes to Financial Statements (Unaudited)
FIRST FINANCIAL FUND, INC.
---------------------------------------------
-----------------------------------
Note 4. Borrowings

The Fund has a credit agreement (the
openqopenqAgreementclquoclquo) with an
unaffiliated lender. The maximum commitment under the Agreement is $45,000,000.
These borrowings may be set to any desired maturity from one week to one year at a rate of interest determined by the lender at the time of borrowing.

While outstanding, each borrowing will bear
interest, payable at maturity. The
average daily balance outstanding for the six
months ended September 30, 1997
was $18,886,339 at a weighted average
interest rate of 6.37%. The highest face
amount of borrowing outstanding at any month
end during the six months ended
September 30, 1997 was $32,000,000. The
Fundclquos borrowings on September 30,
1997 ($32,000,000 at 6.44%) matured on
October 24, 1997.
---------------------------------------------
---------------
Note 5. Capital

There are 50 million shares of $.001 par
value common stock authorized. Of the
19,629,461 shares issued as of September 30,
1997, the Investment Adviser owned
13,601 shares. During the fiscal year ended
March 31, 1997, the Fund issued
2,505,284 shares in connection with a cash
distribution paid in stock.
---------------------------------------------
---------------
Note 6. Dividends

On November 12, 1997 the Board of Directors
of the Fund declared dividends of
$0.14, $1.89, and $1.42 per share from
ordinary income, short-term capital
gains, and long-term capital gains,
respectively, payable on January 13, 1998 to
shareholders of record on November 28, 1997.
---------------------------------------------
-----------------------------------
                                       9

Financial Highlights (Unaudited)
FIRST FINANCIAL FUND, INC.
---------------------------------------------
-----------------------------------

Six Months

Ended                             Year Ended
March 31,

September 30,     ---------------------------
---------------------------------

1997            1997         1996
1995         1994         1993

---------       --------     --------     ---
-----     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period................    $   15.26       $
13.71     $  11.05     $  12.74     $  16.52
$  10.50

---------       --------     --------     ---
-----     --------     --------
Income from investment operations
Net investment
income...............................
0.06            .22          .13          .05
 .04          .08
Net realized and unrealized gain (loss) on

investments..................................
 ....         5.76           4.84         4.99
2.76         3.27         7.89

---------       --------     --------     ---
-----     --------     --------
   Total from investment
operations.................         5.82
5.06         5.12         2.81         3.31
7.97

---------       --------     --------     ---
-----     --------     --------
Less dividends and distributions
Dividends from net investment
income................      --
(.21)        (.15)        (.03)        (.05)
(.02)
Distributions from net capital
gains................      --
(3.36)       (2.31)       (4.38)       (6.63)
(2.02)

---------       --------     --------     ---
-----     --------     --------
   Total dividends and
distributions................      --
(3.57)       (2.46)       (4.41)       (6.68)
(2.04)

---------       --------     --------     ---
-----     --------     --------
Increase resulting from Fund share
repurchase.......      --                 .06
--           --             .08          .12
Capital charge resulting from the issuance of
Fund

shares.......................................
 ....      --               --           --
(.09)        (.49)        (.03)

---------       --------     --------     ---
-----     --------     --------
Net asset value, end of
period(b)...................    $   21.08
$  15.26     $  13.71     $  11.05     $
12.74     $  16.52

---------       --------     --------     ---
-----     --------     --------

---------       --------     --------     ---
-----     --------     --------
Market price per share, end of
period(b)............    $ 22.9375       $
14.500     $ 12.625     $ 11.125     $  12.00
$ 15.125

---------       --------     --------     ---
-----     --------     --------

---------       --------     --------     ---
-----     --------     --------
TOTAL INVESTMENT
RETURN(c):.........................
58.19%         42.10%       35.46%
34.83%       24.22%       72.89%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000).....................    $ 373,671
$270,496     $214,130     $158,214
$143,572     $154,090
Average net assets
(000)............................    $
301,821       $238,967     $195,421
$164,322     $158,100     $125,361
Ratios to average net assets:
   Expenses, before loan interest, commitment
fees
      and nonrecurring
expenses.....................
0.93%(a)       1.03%        1.00%
1.03%        1.11%        1.13%
   Total
expenses...................................
1.35%(a)       1.56%        1.23%
1.58%        1.36%        1.21%
   Net investment
income............................
0.68%(a)       1.43%         .97%
0.46%        0.25%        0.62%
Portfolio turnover
rate.............................
17%            70%          82%         103%
139%         105%
Total debt outstanding at end of period (000

omitted).....................................
 ....    $  32,000       $ 18,400     $  9,700
$ 16,000     $ 15,000        --
Asset coverage per $1,000 of debt
outstanding.......    $  12,677       $
15,701     $ 23,075     $ 10,888     $ 10,571
--
Average commission rate paid per
share..............    $   .0423       $
 .0530     $  .0415        --           --
--

---------------
(a) Annualized.

(b) NAV and market value are published in The
Wall Street Journal each Monday.

(c) Total investment return is calculated assuming a purchase of common stock at the current market value on the first day and a sale at the current market value on the last day of each period
reported. Dividends and distributions
    are assumed for purposes of this
calculation to be reinvested at prices
    obtained under the dividend reinvestment plan. This calculation does not reflect brokerage commissions. Total
returns less than one year are not
    annualized.

    Contained above is selected data for a
share of common stock outstanding,
    total investment return, ratios to
average net assets and other supplemental
    data for the periods indicated. This
information has been determined based
    upon information provided in the
financial statements and market price data
    for the Fundclquos shares.
---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     10